Capital Stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Class of Stock [Line Items]
Preferred stock authorized	25,000,000	25,000,000
Preferred stock par value	$ 0.001	$ 0.001
Common stock outstanding	46,225,000	46,389,545
LightTouch Vein & Laser Inc [Member]
Class of Stock [Line Items]
Preferred stock authorized	25,000,000		25,000,000
Preferred stock par value	$ 0.001		$ 0.001		$ 0.10
Business acquisition equity interest issued or issuable number of shares	85,766
Converted note into shares amount	$ 25,000
Converted note into shares	250,000
Previous shares outstanding	40,969,007
Common stock outstanding	418,895		418,895	418,895
Stockholders' equity reverse stock split	Reverse split of the issued and outstanding common stock on a one (1) for one hundred (100) basis, after taking into account rounding of shares